Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk Management and Strategy

We have established policies and processes for assessing, identifying, and managing material risks from cybersecurity threats, and have integrated these processes into our overall risk management systems and processes. We routinely assess material risks from cybersecurity threats, including any potential unauthorized occurrence on or conducted through our information systems that may result in adverse effects on the confidentiality, integrity, or availability of our information systems or any information residing therein. We conduct quarterly risk assessments to identify cybersecurity threats, as well as assessments in the event of a material change in our business practices that may affect information systems, products, services, and our broader enterprise IT environment. These risk assessments include identification of reasonably foreseeable internal and external risks, the likelihood and potential damage that could result from such risks, and the sufficiency of existing policies, procedures, systems, and safeguards in place to manage such risks.

Following these risk assessments, we design, implement, and maintain reasonable safeguards to minimize identified risks; reasonably address any identified gaps in existing safeguards; and regularly monitor the effectiveness of our safeguards.

Our overall risk management system includes:

•	a security team principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;

•	policies, standards and processes based upon National Institute of Standards and Technology (“NIST”), the International Organization for Standardization and other applicable industry standards;

•	regular assessments and deployment technical safeguards to improve the protection of our information systems;

•	the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls;

•	cybersecurity awareness training of our employees, incident response personnel, and senior management;

•	a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents; and

•
entering into agreements with our third-party service providers that require them to implement and maintain appropriate security measures, consistent with all applicable laws, to implement and maintain reasonable security measures in connection with their work with us, and to promptly report any suspected breach of its security measures that may affect our Company.

We continue to make investments to enhance the protection of our information technology systems and our business from cybersecurity incidents, including maintaining a cybersecurity insurance policy.

For additional information regarding whether any risks from cybersecurity threats, including as a result of any previous cybersecurity incidents, have materially affected or are reasonably likely to materially affect our company, including our business strategy, results of operations, or financial condition, please refer to Item 3.D. “Risk Factors” in this Annual Report on Form 20-F, including the risk factor entitled “We are subject to cybersecurity risks, including impersonation and fraud schemes that exploit our brand, and any significant failure or breach of our systems, or those of our third party vendors, could harm our business.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have established policies and processes for assessing, identifying, and managing material risks from cybersecurity threats, and have integrated these processes into our overall risk management systems and processes. We routinely assess material risks from cybersecurity threats, including any potential unauthorized occurrence on or conducted through our information systems that may result in adverse effects on the confidentiality, integrity, or availability of our information systems or any information residing therein.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	For additional information regarding whether any risks from cybersecurity threats, including as a result of any previous cybersecurity incidents, have materially affected or are reasonably likely to materially affect our company, including our business strategy, results of operations, or financial condition, please refer to Item 3.D.
Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance

Our board of directors, with the assistance of the audit committee, oversees the Company’s cybersecurity programs and strategies.

The audit committee, in collaboration with senior management, oversees the Company’s guidelines and policies with respect to risk assessment and risk management, including risk exposures related to information security, cybersecurity and data protection, and the steps management has taken to monitor and control such exposures.

Our Chief Technology Officer (“CTO”), who reports to our Chief Executive Officer, is primarily responsible for the assessment and management our material risks from cybersecurity threats. Our CTO oversees our cybersecurity policies, processes, and response strategies, including those described in “Risk Management and Strategy” above. Our security team, which reports to the CTO, maintains our security incident response plan and manages day-to-day incident identification, assessment and management, leads our overall cybersecurity risk management program, including ongoing assessments of system vulnerabilities and mitigation efforts, and continuously updates our CTO on such matters. Our security team includes members that have been involved in cybersecurity for approximately 20 years, with project experience relating to SOC-2, ISO 27001, NIST Cyber Security Framework, SOX, GDPR, Business Continuity Planning, Disaster Recovery Planning, Incident Response Planning. Our CTO escalates cybersecurity incidents to other members of the Company’s leadership, as appropriate, including our Chief Financial Officer and Chief Legal Officer. The security team provides regular briefings to the audit committee regarding the Company’s cybersecurity risks and activities, including any recent cybersecurity incidents and related responses, cybersecurity systems testing, and activities of third parties.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors, with the assistance of the audit committee, oversees the Company’s cybersecurity programs and strategies.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our CTO oversees our cybersecurity policies, processes, and response strategies, including those described in “Risk Management and Strategy” above. Our security team, which reports to the CTO, maintains our security incident response plan and manages day-to-day incident identification, assessment and management, leads our overall cybersecurity risk management program, including ongoing assessments of system vulnerabilities and mitigation efforts, and continuously updates our CTO on such matters.
Cybersecurity Risk Role of Management [Text Block]
Our Chief Technology Officer (“CTO”), who reports to our Chief Executive Officer, is primarily responsible for the assessment and management our material risks from cybersecurity threats. Our CTO oversees our cybersecurity policies, processes, and response strategies, including those described in “Risk Management and Strategy” above. Our security team, which reports to the CTO, maintains our security incident response plan and manages day-to-day incident identification, assessment and management, leads our overall cybersecurity risk management program, including ongoing assessments of system vulnerabilities and mitigation efforts, and continuously updates our CTO on such matters. Our security team includes members that have been involved in cybersecurity for approximately 20 years, with project experience relating to SOC-2, ISO 27001, NIST Cyber Security Framework, SOX, GDPR, Business Continuity Planning, Disaster Recovery Planning, Incident Response Planning. Our CTO escalates cybersecurity incidents to other members of the Company’s leadership, as appropriate, including our Chief Financial Officer and Chief Legal Officer. The security team provides regular briefings to the audit committee regarding the Company’s cybersecurity risks and activities, including any recent cybersecurity incidents and related responses, cybersecurity systems testing, and activities of third parties.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our Chief Technology Officer (“CTO”), who reports to our Chief Executive Officer, is primarily responsible for the assessment and management our material risks from cybersecurity threats.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our security team includes members that have been involved in cybersecurity for approximately 20 years, with project experience relating to SOC-2, ISO 27001, NIST Cyber Security Framework, SOX, GDPR, Business Continuity Planning, Disaster Recovery Planning, Incident Response Planning.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our CTO escalates cybersecurity incidents to other members of the Company’s leadership, as appropriate, including our Chief Financial Officer and Chief Legal Officer. The security team provides regular briefings to the audit committee regarding the Company’s cybersecurity risks and activities, including any recent cybersecurity incidents and related responses, cybersecurity systems testing, and activities of third parties.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true